Acquisitions (Details Narrative) (10-K) - USD ($)				12 Months Ended
	Mar. 15, 2019	Oct. 05, 2018	Sep. 27, 2018	Mar. 31, 2019	Dec. 13, 2018	Aug. 20, 2018
Cash payment			$ 250,000
Contingent Consideration Payable			1,250,000
SW Kenetics Inc. [Member]
Cash payment					$ 50,000
Contingent Consideration Payable					$ 50,000
SW Kenetics Inc. [Member]
Number of shares issued in acquisition				1,700,002
Cash payment			250,000
Contingent Consideration Payable			$ 1,250,000
SW Kenetics Inc. [Member] | Claw Back Provisions [Member]
Number of shares issued in acquisition		1,700,002	1,700,002
Cash payment						$ 250,000
Common stock weighted average share price						$ 2.72
SW Kenetics Inc. [Member] | Restricted Stock [Member]
Number of shares issued in acquisition			1,700,002
Jageman Stamping Company's [Member]
Number of shares issued in acquisition	4,750,000			4,750,000
Cash payment	$ 7,000,000
Contingent Consideration Payable	$ 10,400,000
Common stock weighted average share price	$ 2.00